Long-Term Debt Guarantors	12 Months Ended
Dec. 31, 2022
Long Term Debt Guarantor Disclosure [Abstract]
Long-Term Debt Guarantors
NOTE 27.
LONG-TERM DEBT GUARANTORS
Precision Drilling Corporation (
Parent
) issued registered unsecured senior notes in 2017 and 2021 which are fully and unconditionally guaranteed by certain U.S. and Canadian subsidiaries (
Guarantor Subsidiaries
) that also guaranteed the Senior Credit Facility. These Guarantor Subsidiaries are directly or indirectly wholly owned by the Parent. The following is a description of the terms and conditions of the guarantees with respect to the unsecured senior notes for which Precision is the Parent issuer and Guarantor Subsidiaries (
Obligor Group
) and provides a full and unconditional guarantee.
As at December 31, 2022, Precision had $1,013 million principal amount of unsecured senior notes outstanding, $471 million due in 2026 and $542 million due in 2029, all of which is guaranteed by the Guarantor Subsidiaries.
The Guarantor Subsidiaries jointly and severally, fully, unconditionally, and irrevocably guarantees the payment of the principal and interest on the unsecured senior notes when they become due, whether at maturity or otherwise. The guarantee is unsecured and ranks senior with all of the Guarantor Subsidiaries’ other unsecured obligations.
The Guarantor Subsidiaries will be released and relieved of their obligations under the guarantees after the obligations to the holders are satisfied in accordance with the applicable indentures.
Summarized Financial Information
The following tables include summarized financial information for the Obligor Group on a combined basis after the elimination of (i) intercompany transactions and balances within the Obligor Group; (ii) equity in earnings from investments in the non-guarantor
subsidiaries; and (iii) intercompany dividend income.

Statements of Loss

	Parent and Guarantor Subsidiaries
	2022	2021
Revenue	$1,474,824	$844,619
Expenses	1,196,168	690,149
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	278,656	154,470
Net loss	(25,780)	(171,030)
Statements of Financial Position

	Parent and Guarantor Subsidiaries
	2022	2021
Assets
Current assets	$378,740	$219,013
Property, plant and equipment	1,959,329	1,909,951
Other non-current assets	97,691	79,033

	Parent and Guarantor Subsidiaries
	2022	2021
Liabilities
Current liabilities	$365,025	$200,784
Long-term debt	1,085,970	1,106,794
Other non-current liabilities	144,477	87,411
Excluded from the statements of loss and statements of financial position above are the following intercompany transactions and balances that the Obligor Group had with the non-guarantor
subsidiaries:

	Parent and Guarantor Subsidiaries
	2022	2021
Assets
Accounts receivable, intercompany	$52,649	$34,373
Short-term advances to affiliates	11,753	11,686

	Parent and Guarantor Subsidiaries
	2022	2021
Liabilities
Accounts payable and accrued liabilities, intercompany	$41,202	$33,820
Long-term advances from affiliates	183,330	128,606